SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

32.SUBSEQUENT EVENTS

New bank loans and other borrowings

In January 2026, Shanghai Medstar entered into a loan agreement with Guangzhou Yipusheng Health Management Co., Ltd. for a principal amount of RMB 15.2 million. The loan has a total term of 24 months and is intended to support the Group’s general working capital and daily business operations. Under the terms of the agreement, the loan is interest-free for the initial 12-month period. If the principal remains unpaid after 12 months, the outstanding balance will bear interest from the 13th month until maturity at a rate equal to the one-year Loan Prime Rate (LPR) as of the date of the agreement, plus 1%. As of the reporting date, the Company has received the full proceeds of the loan.

The Group has evaluated events that have occurred subsequent to the balance sheet date through the reporting date, the date on which the consolidated financial statements were available to be issued. The Group has concluded that no other subsequent events have occurred that would require recognition in the consolidated financial statements or disclosure in these notes.